Fair Value Measurements - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended
	Nov. 19, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Fair value of warrants		$ 1,290,342		$ 1,290,342		$ 914,514	$ 162,181	$ 4,866,362	$ 7,428,979
Initial fair value at issuance of public and private placement warrants	$ 11,946,116
Change in fair value of forward purchase agreement liability		126,000		126,000
Transfers between fair value levels		0	$ 0	0	$ 0
Forward Purchase Agreement
Fair Value Measurements
Change in fair value of forward purchase agreement liability		$ 126,000		$ 126,000
Derivative liability							$ 0
Public Warrants
Fair Value Measurements
Exercise price of warrants	$ 0.80	$ 0.09		$ 0.09			$ 0.02		$ 0.502
Fair value of warrants		$ 610,000		$ 610,000			$ 70,000.00		$ 3,600,000
Initial fair value at issuance of public and private placement warrants	$ 5,700,000
Private Placement Warrants
Fair Value Measurements
Exercise price of warrants	$ 0.82	$ 0.09		$ 0.09			$ 0.02		$ 0.507
Fair value of warrants		$ 680,000		$ 680,000			$ 90,000.00		$ 3,800,000
Initial fair value at issuance of public and private placement warrants	$ 6,200,000